Ordinary Shares	12 Months Ended
Mar. 31, 2021
Federal Home Loan Banks [Abstract]
Ordinary Shares
16 ORDINARY SHARES
Prior to May 24, 2013, each ordinary share had a par value of US$0.001. On May 24, 2013, the Board of Directors of the Company passed the resolution that each issued and unissued share of the authorized share capital of the Company, with a par value of US$0.001 each, be subdivided into 100 shares with a par value of US$0.00001 each.
As of March 31, 2018, the Company had 3,263,949,065 ordinary shares authorized, 335,534,850 shares of Class A Ordinary Shares, 90,491,694 shares of convertible redeemable Class B Ordinary Shares and 215,243,513 shares of Class C Ordinary Shares issued and outstanding.
Immediately prior to the consummation of the IPO, the authorized share capital of the Company is US$500,000 divided into 50,000,000,000 shares comprising of (i) 49,000,000,000 Class A Ordinary Shares of a par value of US$0.00001 each, (ii) 500,000,000 Class B Ordinary Shares of a par value of US$0.00001 each and (iii) 500,000,000 shares of a par value of US$0.00001 each of such class or classes (however designated) as the board of directors may determine in accordance with the Memorandum of Association of the Company.
On December 10, 2018, the Company consummated its IPO on the New York Stock Exchange with a total 118,750,000 shares of Class A Ordinary Shares issued at a price of US$0.56 per share.
Subsequently on December 18, 2018, over-allotment option were fully exercised and the Company issued additional 2,122,750 shares of Class A Ordinary Shares issued at a price of US$0.56 per share.
As of March 31, 2019, the Company had 2,371,289,450 shares of Class A Ordinary Shares and 303,234,004 shares of Class B Ordinary Shares issued and outstanding.
Effective May 30, 2019, May 28, 2020 and September 13, 2020, the Board of Directors approved share repurchase programs to repurchase shares up to US$15 million, US$10 million and US$10million, respectively, worth of outstanding ADSs of the Company over the next 12 months of each date.
Each one of ADSs represents 25 class A ordinary share. The share repurchases may be made from time to time in the open market at prevailing market prices, in privately negotiated transactions, in block trades and/or through other legally permissible means, depending on market conditions and in accordance with applicable rules and regulations. The Company’s board of directors will review the share repurchase program periodically and may authorize adjustment of its terms and size. The Company expects to fund repurchases made under this program from its existing funds.
These repurchased ADSs/class A ordinary shares were recorded as treasury stock and were accounted for under the cost method. Under the cost method, when the Company’s shares are acquired for purposes other than retirement, the costs of the acquired stock will be shown separately as a deduction from the total of capital stock. No repurchased shares of common stock have been retired. For the year ended March 31, 2020, 418,243 outstanding ADSs

(
10,456,075 class A ordinary shares) were repurchased with a total consideration of US$951 (RMB6,566), at a weighted average price of US$2.27 per ADS. For the year ended March 31, 2021, 1,782,236 outstanding ADSs

(
44,555,900 class A ordinary shares) were repurchased with a total consideration of US$3,642 (RMB24,362), at a weighted average price of US$2.04 per
ADS in open market, and 161,960,075 outstanding class A ordinary shares (6,478,403 ADSs) were repurchased with a total consideration of US$13,799 (RMB95,496), at a weighted average price of US$2.13 per ADS from certain shareholders.

As of March 31, 2021, the Company had 2,432,015,450 shares of Class A Ordinary Shares issued and 2,215,043,400 shares of Class A Ordinary Shares outstanding and 303,234,004 shares of Class B Ordinary Shares issued and outstanding.
The shareholders agreement provides that for so long as Tencent and its affiliates, the principal shareholders hold no less than 50% of the shares in the Company that they currently hold, Tencent has a veto right on any proposed transfer or issuance of the Company’s securities to the competitors of Tencent, subject to certain exceptions for open market transactions and underwritten offerings.
The Company has a dual class voting structure under which all of the ordinary shares held by the founders are designated as Class B Ordinary Shares and all of the other ordinary shares are designated as Class A Ordinary Shares. Class A and Class B Ordinary Shares have the same rights except for voting and conversion rights. Both of the Class A and Class B Ordinary Shares were entitled to one vote per share before the IPO. Upon the completion of the IPO, holders of Class B Ordinary Shares are entitled to 30 votes per share. Each Class B Ordinary Share is convertible into one Class A Ordinary Share at any time by the holder while Class A Ordinary Shares are not convertible into Class B Ordinary Shares under any circumstances.